Intangible assets, net - Summary of Amortization Expense of Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 31,585	$ 27,975	$ 28,985
Technology and product development
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	26,945	20,924	18,825
General and administrative
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	2,943	5,517	8,403
Selling and marketing
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	1,411	1,340	1,586
Cost of revenue
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 286	$ 194	$ 171